FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2015
FAIR VALUE MEASUREMENT
Schedule of information about inputs into the fair value measurements of the Company's assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition

Fair Value Measurements at December 31, 2014
Using
Quoted
	Total Fair	Prices in
	Value and	Active	Significant
	Carrying	Markets for	Other	Significant
	Value on the	Identical	Observable	Unobservable
	Balance	Assets	Inputs	Inputs
	Sheet	(Level 1)	(Level 2)	(Level 3)
	$	$	$	$
Assets:
Foreign currency forward contracts	1,849,448	—	1,849,448	—
Liabilities:
Foreign currency forward contracts	(487,780)	—	(487,780)	—

Net liabilities	1,361,668	—	1,361,668	—

Fair Value Measurements at December 31, 2015 Using
Quoted
	Total Fair	Prices in
	Value and	Active	Significant
	Carrying	Markets for	Other	Significant
	Value on the	Identical	Observable	Unobservable
	Balance	Assets	Inputs	Inputs
	Sheet	(Level 1)	(Level 2)	(Level 3)
	$	$	$	$
Assets:
Foreign currency forward contracts	1,370,504	—	1,370,504	—
Liabilities:
Foreign currency forward contracts	(2,282,725)	—	(2,282,725)	—

Net assets	(912,221)	—	(912,221)	—